Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Related Party Transaction, Relationship			Director Yu Weng Lok is shareholder of TGI, Spouse of Chuah Su Chen, COO of the Company
Related party transaction, Total		$ 126		$ 126
Purchase from Related Parties [Member]
Related Party Transaction [Line Items]
Related party transaction, Total					$ 77,520	$ 121,411
Equipment Purchased from Related Party [Member]
Related Party Transaction [Line Items]
Related party transaction, Total					$ 293,220	690,367
Consulting fees from related parties [Member]
Related Party Transaction [Line Items]
Related party transaction, Total	$ 17,675	107,280	$ 67,658	329,071
Operating expense from related parties [Member] | Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Relationship			Jau Long “Jerry” Ooi is a common shareholder
Related party transaction, Total			$ 16,244
Related Party Transaction, Nature			Operating expense
Operating expense from related parties [Member] | World Cloud Ventures Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Relationship			Jau Long “Jerry” Ooi is the common shareholder
Related party transaction, Total		10,797		46,441
Related Party Transaction, Nature			Operating expense
Purchase of Products [Mebmer] | Purchase from Related Parties [Member] | Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Relationship			Jau Long “Jerry” Ooi is a common shareholder		Jau Long “Jerry” Ooi is a common shareholder
Related party transaction, Total	181	12,310	$ 25,594	20,511	$ 22,036	54,328
Related Party Transaction, Nature			Purchase of products
Purchase of Equipment [Member] | Equipment Purchased from Related Party [Member] | Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Relationship			Jau Long “Jerry” Ooi is a common shareholder		Jau Long “Jerry” Ooi is a common shareholder
Related party transaction, Total	1,003	11,001	$ 13,149	49,656	$ 52,328
Related Party Transaction, Nature			Purchase of equipment
Consulting Fees [Member] | Equipment Purchased from Related Party [Member] | True Sight Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Relationship					Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is a 40% shareholder of this entity
Related party transaction, Total					$ 290,476	615,367
Consulting Fees [Member] | Equipment Purchased from Related Party [Member] | Imej Jiwa Communications Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Relationship					Voon Him “Victor” Hoo, the Company’s former Chairman and Managing Director is the director of this entity
Related party transaction, Total					$ 2,744
Consulting Fees [Member] | Consulting fees from related parties [Member] | True Sight Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Relationship			Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is a 40% shareholder of this entity
Related party transaction, Total	17,675	96,483	$ 51,414	279,886
Related Party Transaction, Nature			Consulting fees
Consulting Fees [Member] | Consulting fees from related parties [Member] | Imej Jiwa Communications Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Relationship			Voon Him “Victor” Hoo, the Company’s Chairman and Managing Director is the director of this entity
Related party transaction, Total				$ 2,744
Related Party Transaction, Nature			Consulting fees